Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated deficit
BALANCE, value at Dec. 31, 2010	$ 488,252	$ 42	$ 490,362	$ (2,152)
BALANCE, shares at Dec. 31, 2010		4,227,357
Net (loss) / income	(69,559)			(69,559)
Issuance of common stock (Note 10), value	28,549	11	28,538
Issuance of common stock (Note 10), shares		1,113,334
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 14)	1,362	1	1,361
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 14)		16,533
Dividends declared and paid ($3.0 per share in 2011 & $0.675 per share in 2012)	(14,391)			(14,391)
Repurchase and cancellation of common shares, value (Note 10)	0
BALANCE, value at Dec. 31, 2011	434,213	54	520,261	(86,102)
BALANCE, shares at Dec. 31, 2011		5,357,224
Net (loss) / income	(314,521)			(314,521)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 14)	1,546	1	1,545
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 14)		105,316
Dividends declared and paid ($3.0 per share in 2011 & $0.675 per share in 2012)	(3,631)			(3,631)
Repurchase and cancellation of common shares, value (Note 10)	(861)	(1)	(860)
Repurchase and cancellation of common shares, shares (Note 10)		(61,730)
BALANCE, value at Dec. 31, 2012	116,746	54	520,946	(404,254)
BALANCE, shares at Dec. 31, 2012		5,400,810
Net (loss) / income	1,850			1,850
Issuance of common stock (Note 10), value	146,022	234	145,788
Issuance of common stock (Note 10), shares		23,388,861
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 14)	1,488	3	1,485
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 14)		270,000
Repurchase and cancellation of common shares, value (Note 10)	0
BALANCE, value at Dec. 31, 2013	$ 266,106	$ 291	$ 668,219	$ (402,404)
BALANCE, shares at Dec. 31, 2013		29,059,671